Lease Obligations	9 Months Ended	12 Months Ended
	Mar. 31, 2026	Jun. 30, 2025
Lease Obligations [Abstract]
LEASE OBLIGATIONS
8.	LEASE OBLIGATIONS
The Company is committed to minimum lease payments as follows:

Maturity Analysis	March 31, 2026
$
Year 1	401,445
Year 2	31,323
Year 3	—
Year 4	—
Year 5	—
More than five years	—

Total undiscounted lease liabilities	432,768
Less: imputed interest	(12,621)

Present value of lease liabilities	420,147
Less: Current portion of lease liabilities	(389,381)

Non-current portion of lease liabilities	30,766

On July 29, 2024, the Company entered into a lease agreement for office space in Vancouver, British Columbia. This office occupies approximately 2,243 square feet with a monthly basic rental rate and operating charges of an estimated C$12,296 for the two-year
term of the agreement. The Company used an incremental borrowing rate of 7% and recognized a ROU asset and corresponding operating lease liability of $205,201.
On October 5, 2023, BayMedica amended its lease located in South San Francisco, California, in order to extend its lease to May 14, 2027. The Company is obligated to pay $1,295,759 over the three-year period unless terminated before the end of the period. The Company used an incremental borrowing rate of 6.15% and recognized a ROU asset and corresponding operating lease liability of $953,935. The Company can terminate the lease with three months’ written notice and a payment of $187,938.

9.	LEASE OBLIGATIONS
The Company is committed to minimum lease payments as follows:

Maturity Analysis	June 30, 2025
$
Year 1	475,087
Year 2	313,230
Year 3	—
Year 4	—
Year 5	—
More than five years	—

Total undiscounted lease liabilities	788,317
Less: imputed interest	(47,055)

Present value of lease liabilities	741,262
Less: Current portion of lease liabilities	(435,507)

Non-current portion of lease liabilities	305,755

On July 29, 2024, the Company entered into a lease agreement for new office space in Vancouver, British Columbia. This office occupies approximately 2,243 square feet with a monthly basic rental rate and operating charges of an estimated C$12,296 for the two-year
term of the agreement. The Company used an incremental borrowing rate of 7% and recognized an ROU asset and corresponding operating lease liability of $205,201.
On October 5, 2023, BayMedica amended its lease located in South San Francisco, California, in order to extend its lease to May 14, 2027. The Company is obligated to pay $1,295,759 over the three-year period unless terminated before the end of the period. The Company used an incremental borrowing rate of 6.15% and recognized a ROU asset and corresponding operating lease liability of $953,935. The Company can terminate the lease with three months’ written notice and a payment of $187,938.